CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                October 30, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:            First Trust Exchange-Traded Fund
                   (File Nos. 333-125751 and 811-21774)
             -------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the copy of a supplement, in the form of a sticker, to the prospectus for the Registrant filed pursuant to Rule 497(e) on October 27, 2014. The Registration Statement relates to First Trust NYSE Arca Biotechnology Index Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                                 Very truly yours,

                                                 CHAPMAN AND CUTLER LLP

                                                 By: /s/ Morrison C. Warren
                                                 ------------------------------
                                                         Morrison C. Warren